COMMON STOCK/PAID IN CAPITAL (Details) (USD $)	1 Months Ended				2 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended			118 Months Ended	121 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended			1 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2004	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013	Dec. 31, 2013	Apr. 13, 2012	Jun. 22, 2012 John Preftokis [Member]	May 31, 2012 John Preftokis [Member]	Sep. 30, 2013 John Preftokis [Member]	May 31, 2012 James Askew [Member]	Apr. 30, 2013 John Connally III [Member]	May 31, 2012 John Connally III [Member]	Jun. 30, 2012 2010 Private Placement [Member]	May 31, 2012 2010 Private Placement [Member]	Apr. 30, 2013 Third Party [Member]	May 31, 2012 Third Party [Member]	Sep. 30, 2013 Third Party [Member]	Sep. 30, 2012 Third Party [Member]	May 31, 2013 John N. Seitz [Member]	Mar. 31, 2013 John N. Seitz [Member]	Sep. 30, 2013 John N. Seitz [Member]	Oct. 31, 2013 Dr. Ronald Bain [Member]	Oct. 31, 2013 Brady Rodgers [Member]	Oct. 31, 2013 Employees [Member]
Common Stock Issuance [Line Items]
Shares to be issued, gross proceeds
Stock subscription receivable
Shares issued																5,000,000	20,000,000		50,000,000	10,000,000	50,000,000	76,500,000	76,500,000	6,000,000	10,000,000							937,500	1,620,000
Proceeds from issuance of common stock							5,154,333			3,535,200	791,500		4,559,437	9,713,770
Shares issued for services, value							221,472			160,000	1,350,000		1,510,000	1,731,472		50,000	200,000		500,000	100,000		765,000	765,000	60,000	100,000				190,045,556			112,500	194,400
Common shares issued for cash, shares	42,952,773	10,000,000	833,333	16,666,667	8,043,334	47,000,000
Common shares issued for cash	5,154,333	12,000,000	100,000	2,000,000	965,200	470,000			34,737	3,535,200	785,000	88,000
Price per share	$ 0.12
Shares of stock issued for property																								243,516,666
Value of stock issued for property																								2,435,167
Common stock issued for consulting services, per share value			$ 0.12	$ 0.12	$ 0.12					$ 0.12			$ 0.12			$ 0.01	$ 0.01		$ 0.01		$ 0.01				$ 0.01				$ 0.01	$ 0.12
Common Stock, shares authorized					750,000,000		750,000,000			750,000,000	750,000,000		750,000,000	750,000,000	50,000,000
Common Stock, par value per share					$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.01
Consulting agreement, term																													1 year
Preferred Stock, shares authorized					50,000,000		50,000,000			50,000,000	50,000,000		50,000,000	50,000,000	5,000,000
Preferred Stock, par value per share					$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.01
Prepaid expense					5,514		348,711			5,514	329,373		5,514	348,711				36,389									291,667
Accrued expense					94,986		162,042			94,986			94,986	162,042				13,611								291,667	208,333			94,319
Shares issued for conversion of debt																												1,200,000			1,503,403
Shares issued from conversion of convertible debt																												10,000,000			180,408
Note payable, conversion price																															$ 0.12	$ 0.12
Fair value of options granted																																177,298
Exploration costs recorded as general and administrative expense																																12,816
Exploration costs capitalized during the period																																$ 12,816
Number of common stock shares that can be purchased through options granted																																2,000,000